Subsequent Event (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected credit loss	100.00%	100.00%
Net of taxes	R$ 65	R$ 549	R$ 499
Itau Unibanco Participacoes SA [Member]
IfrsStatementLineItems [Line Items]
Additional impact on income	1,300
Net of taxes	R$ 719